Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
C000235073 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.12%	14.98%
Solactive GBS Global Markets All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%	14.20%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%	2.28%
Custom Blended Benchmark [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.35%	9.38%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.61%	15.18%
Solactive GBS Developed Markets ex North America Large Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.83%	12.73%